Summary of significant accounting policies - Earnings per share ("EPS") (Details) - USD ($)												12 Months Ended
	Nov. 22, 2022	Jun. 03, 2022	Jan. 28, 2022	Nov. 22, 2021	Nov. 13, 2020	Aug. 14, 2020	Jul. 17, 2020	Jun. 19, 2020	Mar. 09, 2020	Nov. 22, 2019	Aug. 01, 2019	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Dec. 30, 2019
Earnings per share ("EPS")
Number of warrants												4,667
Remaining balance												$ 1,800,000
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights										1,867
Incremental common shares attributable to call options and warrants												1,867
Exercise price of warrants												$ 7.55	$ 29.91	$ 90.00	$ 90.00
Vested share options
Earnings per share ("EPS")
Antidilutive securities (in shares)											90,000
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights											90,000
Shares excluded in the diluted EPS calculation due to their anti-diluted effect											90,000
Vested share options | Private placements
Earnings per share ("EPS")
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights											95,000
Warrants issued | Private placements
Earnings per share ("EPS")
Antidilutive securities (in shares)				858,711
Shares excluded in the diluted EPS calculation due to their anti-diluted effect				858,711
Convertible debt issued on August 1, 2019
Earnings per share ("EPS")
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights											90,000
Convertible debt issued on August 1, 2019 | Private placements
Earnings per share ("EPS")
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights											71,250
Convertible debt issued on June 19, 2020
Earnings per share ("EPS")
Remaining balance								$ 700,000
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)								$ 0.8
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights								912,532
Convertible debt issued on July 17, 2020
Earnings per share ("EPS")
Remaining balance							$ 700,000
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)							$ 2.5
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights							280,000
Convertible debt issued on August 14, 2020
Earnings per share ("EPS")
Remaining balance						$ 300,000
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)						$ 2.5
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights						120,000
Convertible debt issued on November 13, 2020
Earnings per share ("EPS")
Remaining balance					$ 300,000
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)					$ 2.5
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights					120,000
Convertible debt issued on December 30, 2019
Earnings per share ("EPS")
Exercise price of warrants																$ 0.96
Convertible debt issued on March 9, 2020, one
Earnings per share ("EPS")
Remaining balance									$ 1,000,000.0
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)									$ 0.8
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights									1,125,182
Contingent shares to be issued pursuant to business combination
Earnings per share ("EPS")
Antidilutive securities (in shares)													1,000,000
Shares excluded in the diluted EPS calculation due to their anti-diluted effect													1,000,000
Warrants Issued on November 22, 2021
Earnings per share ("EPS")
Antidilutive securities (in shares)				17,175,412
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)				$ 1.008
Shares excluded in the diluted EPS calculation due to their anti-diluted effect				17,175,412
Warrants Issued on November 22, 2021 | Private placements
Earnings per share ("EPS")
Antidilutive securities (in shares)	17,175,412
Shares excluded in the diluted EPS calculation due to their anti-diluted effect	17,175,412
Exercise price of warrants	$ 1.008
Warrants Issued on January 28, 2022
Earnings per share ("EPS")
Antidilutive securities (in shares)			18,124,400
Shares excluded in the diluted EPS calculation due to their anti-diluted effect			18,124,400
Exercise price of warrants			$ 1.008
Warrants Issued on January 28, 2022 | Private placements
Earnings per share ("EPS")
Antidilutive securities (in shares)			18,124,400
Shares excluded in the diluted EPS calculation due to their anti-diluted effect			18,124,400
Exercise price of warrants			$ 1.008
Warrants Issued on January 28, 2022 | Private placements | Univest Securities, LLC
Earnings per share ("EPS")
Antidilutive securities (in shares)			906,220
Shares excluded in the diluted EPS calculation due to their anti-diluted effect			906,220
Exercise price of warrants			$ 0.89
Warrants Issued on June 3, 2022 | Private placements
Earnings per share ("EPS")
Antidilutive securities (in shares)		563,726											563,726
Shares excluded in the diluted EPS calculation due to their anti-diluted effect		563,726											563,726
Exercise price of warrants		$ 0.51											$ 0.51
Warrants issued on October 21, 2022 | Private placements
Earnings per share ("EPS")
Antidilutive securities (in shares)												5,925,599
Shares excluded in the diluted EPS calculation due to their anti-diluted effect												5,925,599
Exercise price of warrants												$ 1.2